OPERATING EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
General and administration	$ 5,103,000	$ 4,673,000
Exploration and evaluation	1,142,000	794,000
Impairment of non-current asset (non-cash)
Statement [Line Items]
General and administration	0	0
Exploration and evaluation	0	11,955,000
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	6,426,000	11,955,000
Loss from operational activities
Statement [Line Items]
General and administration		4,673,000
Exploration and evaluation		12,749,000
Investor relations and marketing communications		1,540,000
Corporate development and due diligence		783,000
Total	15,694,000	19,745,000
Administrative and Office
Statement [Line Items]
General and administration	248,000	237,000
Exploration and evaluation	468,000	253,000
Investor relations and marketing communications	39,000	13,000
Corporate development and due diligence	4,000	7,000
Total	759,000	510,000
Consultants
Statement [Line Items]
General and administration	459,000	351,000
Exploration and evaluation	32,000	25,000
Investor relations and marketing communications	38,000
Corporate development and due diligence	9,000	114,000
Total	538,000	490,000
Depreciation (Non-cash)
Statement [Line Items]
General and administration	135,000	156,000
Exploration and evaluation	314,000	330,000
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	449,000	486,000
Directors Fees
Statement [Line Items]
General and administration	323,000	305,000
Exploration and evaluation	0	0
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	323,000	305,000
Investor Relations and Marketing Communications
Statement [Line Items]
General and administration	3,000	7,000
Exploration and evaluation	2,000	15,000
Investor relations and marketing communications	894,000	820,000
Corporate development and due diligence	12,000	4
Total	911,000	846,000
Professional Fees
Statement [Line Items]
General and administration	945,000	441,000
Exploration and evaluation	4,000	0
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	949,000	441,000
Salaries
Statement [Line Items]
General and administration	1,698,000	2,029,000
Exploration and evaluation	244,000	146,000
Investor relations and marketing communications	761,000	381,000
Corporate development and due diligence	579,000	198,000
Total	3,282,000	2,754,000
Share-based Payments (Non-cash)
Statement [Line Items]
General and administration	1,048,000	936,000
Exploration and evaluation	33,000	17,000
Investor relations and marketing communications	174	254,000
Corporate development and due diligence	339,000	412,000
Total	1,594,000	1,619,000
Transfer Agent and Filing Fees
Statement [Line Items]
General and administration	187,000	174,000
Exploration and evaluation	0	0
Investor relations and marketing communications	45,000	16,000
Corporate development and due diligence	0	0
Total	232,000	190,000
Travel and Accommodation
Statement [Line Items]
General and administration	57,000	37,000
Exploration and evaluation	45,000	8,000
Investor relations and marketing communications	66,000	56,000
Corporate development and due diligence	63,000	48,000
Total	231,000	149,000
Operating expenses total
Statement [Line Items]
General and administration	5,103,000	4,673,000
Exploration and evaluation	1,142,000	794,000
Investor relations and marketing communications	2,017,000	1,540,000
Corporate development and due diligence	1,006,000	783,000
Total	$ 9,268,000	$ 7,790,000